UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                Investment Company Act file number      811-07641
                                                   -------------------

                     Advantage Advisers Augusta Fund, L.L.C.
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-667-4225
                                                           -------------

                      Date of fiscal year end:  December 31
                                               ------------

                     Date of reporting period:  June 30, 2010
                                               --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                       [ADVANTAGE ADVISERS LOGO]

                               Advantage Advisers
                              Augusta Fund, L.L.C.

                              Financial Statements

                     For the Six Months Ended June 30, 2010
                                   (Unaudited)

                     ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2010
                                   (UNAUDITED)

                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital .....................    1

Schedule of Portfolio Investments .........................................    2

Schedule of Securities Sold, Not Yet Purchased ............................    5

Statement of Operations ...................................................    6

Statements of Changes in Members' Capital .................................    7

Notes to Financial Statements .............................................    8

Supplemental Information ..................................................   20

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               JUNE 30, 2010
ASSETS
Investments in securities, at market value (cost $33,491,875)                  $  31,739,080
Cash and cash equivalents                                                          1,508,480
Due from broker                                                                      497,638
Receivable for investment securities sold                                          3,360,798
Dividends receivable                                                                  11,483
Interest receivable                                                                    1,292
Other assets                                                                         126,280
                                                                               -------------
   TOTAL ASSETS                                                                   37,245,051
                                                                               -------------

LIABILITIES
Securities sold, not yet purchased, at market value (proceed $206,015)               196,471
Withdrawals payable (See note 3)                                                       5,061
Accounting and investor services fees payable                                         15,065
Interest Payable                                                                           7
Accrued expenses                                                                     162,586
                                                                               -------------
   TOTAL LIABILITIES                                                                 379,190
                                                                               -------------

     NET ASSETS                                                                $  36,865,861
                                                                               =============

MEMBERS' CAPITAL - NET ASSETS
Represented by:
Net capital contributions                                                      $  38,609,112
Net unrealized loss on investments                                                (1,743,251)
                                                                               -------------

   MEMBERS' CAPITAL - NET ASSETS                                               $  36,865,861
                                                                               =============

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                     JUNE 30, 2010
SHARES                                                                                   VALUE
---------                                                                           ---------------
            INVESTMENT IN SECURITIES - 86.09%
            COMMON STOCK - 86.09%
            UNITED STATES - 84.89%
               ALTERNATIVE WASTE TECHNOLOGY - 2.59%
   72,155        Calgon Carbon Corp.*                                               $      955,332
                                                                                    --------------
               BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS - 1.71%
   52,115        USG Corp.*                                                                629,549
                                                                                    --------------
               BUILDING - RESIDENTIAL / COMMERCIAL - 3.49%
   70,116        DR Horton, Inc.                                                           689,240
   54,179        KB Home                                                                   595,969
                                                                                    --------------
                                                                                         1,285,209
                                                                                    --------------
               COMMERCIAL BANKS - EASTERN U.S. - 2.33%
   25,427        CIT Group, Inc.*                                                          860,958
                                                                                    --------------
               COMMERCIAL BANKS - WESTERN U.S. - 9.66%
   16,241        City National Corp.                                          (a)          832,027
   12,075        SVB Financial Group*                                                      497,852
  103,486        Zions Bancorporation                                                    2,232,193
                                                                                    --------------
                                                                                         3,562,072
                                                                                    --------------
               CONTAINERS - PAPER / PLASTIC - 4.62%
   82,400        Temple-Inland, Inc.                                          (a)        1,703,208
                                                                                    --------------
               DISTRIBUTION / WHOLESALE - 5.41%
   12,809        Beacon Roofing Supply, Inc.*                                              230,818
   35,150        Fastenal Co.                                                            1,764,179
                                                                                    --------------
                                                                                         1,994,997
                                                                                    --------------
               ELECTRONIC COMPONENTS - SEMICONDUCTORS - 2.62%
   51,904        International Rectifier Corp.*                               (a)          965,933
                                                                                    --------------
               ELECTRONIC PARTS DISTRIBUTION - 3.53%
   53,922        Avnet, Inc.*                                                            1,300,059
                                                                                    --------------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                     JUNE 30, 2010
SHARES                                                                                   VALUE
---------                                                                           ---------------
            COMMON STOCK - (CONTINUED)
            UNITED STATES - (CONTINUED)
               HUMAN RESOURCES - 5.72%
   76,165        Monster Worldwide, Inc.*                                     (a)   $      887,322
   51,875        Robert Half International, Inc.                              (a)        1,221,657
                                                                                    --------------
                                                                                         2,108,979
                                                                                    --------------
               INSTRUMENTS - SCIENTIFIC - 1.61%
   30,048        FEI Co.*                                                                  592,246
                                                                                    --------------
               MEDICAL LABS & TESTING SERVICE - 3.00%
   21,550        Covance, Inc.*                                                          1,105,946
                                                                                    --------------
               MEDICAL - OUTPATIENT / HOME MEDICAL - 4.08%
   34,250        Amedisys, Inc.*                                              (a)        1,505,973
                                                                                    --------------
               MEDICAL - WHOLESALE DRUG DISTRIBUTION - 3.38%
   39,300        AmerisourceBergen Corp.                                      (a)        1,247,775
                                                                                    --------------
               MOTORCYCLE / MOTOR SCOOTER - 4.18%
   69,286        Harley-Davidson, Inc.                                        (a)        1,540,228
                                                                                    --------------
               NETWORKING PRODUCTS - 1.31%
   11,324        Anixter International, Inc.*                                 (a)          482,402
                                                                                    --------------
               RETAIL - APPAREL / SHOES - 9.01%
   23,100        Abercrombie & Fitch Co., Class A                                          708,939
   40,450        American Eagle Outfitters, Inc.                                           475,287
   93,267        Bebe Stores, Inc.                                                         596,909
   83,700        Chico's FAS, Inc.                                                         826,956
   22,900        Guess?, Inc.                                                              715,396
                                                                                    --------------
                                                                                         3,323,487
                                                                                    --------------
               RETAIL - JEWELRY - 1.81%
   17,575        Tiffany & Co.                                                             666,268
                                                                                    --------------
               RETAIL - MAJOR DEPARTMENT STORE - 3.49%
  169,635        Saks, Inc.*                                                             1,287,530
                                                                                    --------------
               SUPER-REGIONAL BANKS - U.S. - 1.98%
   31,262        SunTrust Banks, Inc.                                                      728,405
                                                                                    --------------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                     JUNE 30, 2010
SHARES                                                                                   VALUE
---------                                                                           ---------------
            COMMON STOCK - (CONTINUED)
            UNITED STATES - (CONTINUED)
               TELECOMMUNICATION EQUIPMENT FIBER OPTICS - 0.94%
   27,275        Ciena Corp.*                                                       $      345,847
                                                                                    --------------
               TRANSPORT - TRUCK - 8.42%
   56,376        Con-Way, Inc.                                                           1,692,408
   36,189        Landstar System, Inc.                                                   1,411,009
                                                                                    --------------
                                                                                         3,103,417
                                                                                    --------------
            TOTAL UNITED STATES (COST $32,921,828)                                  $   31,295,820
                                                                                    --------------
            BERMUDA - 1.20%
               HOTELS & MOTELS - 1.20%
   59,900        Orient Express Hotels, Ltd., Class A                                      443,260
                                                                                    --------------
            TOTAL BERMUDA (COST $570,047)                                           $      443,260
                                                                                    --------------
            TOTAL COMMON STOCK (COST $33,491,875)                                   $   31,739,080
                                                                                    --------------
            TOTAL INVESTMENTS (COST $33,491,875) - 86.09%                           $   31,739,080
                                                                                    --------------
            OTHER ASSETS, LESS LIABILITIES - 13.91% **                                   5,126,781
                                                                                    --------------
            NET ASSETS - 100.00%                                                    $   36,865,861
                                                                                    ==============

*     Non-income producing security.

** Includes $1,508,480 invested in a PNC Bank Money Market Account, which is 4.09% of net assets.

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

                                                                   JUNE 30, 2010
                                                                   PERCENTAGE OF
INVESTMENTS IN SECURITIES - BY INDUSTRY                            NET ASSETS (%)
---------------------------------------                           ---------------
   Alternative Waste Technology                                         2.59
   Building & Construction Products - Miscellaneous                     1.71
   Building - Residential / Commercial                                  3.49
   Commercial Banks - Eastern U.S.                                      2.33
   Commercial Banks - Western U.S.                                      9.66
   Containers - Paper / Plastic                                         4.62
   Distribution / Wholesale                                             5.41
   Electronic Components - Semiconductors                               2.62
   Electronic Parts Distribution                                        3.53
   Hotels & Motels                                                      1.20
   Human Resources                                                      5.72
   Instruments - Scientific                                             1.61

                                                                   JUNE 30, 2010
                                                                   PERCENTAGE OF
INVESTMENTS IN SECURITIES - BY INDUSTRY                            NET ASSETS (%)
---------------------------------------                           ---------------
   Medical - Labs & Testing Service                                     3.00
   Medical - Outpatient / Home Medical                                  4.08
   Medical - Wholesale Drug Distribution                                3.38
   Motorcycle / Motor Scooter                                           4.18
   Networking Products                                                  1.31
   Retail - Apparel / Shoes                                             9.01
   Retail - Jewelry                                                     1.81
   Retail - Major Department Store                                      3.49
   Super-Regional Banks - U.S.                                          1.98
   Telecommunication Equipment - Fiber Optics                           0.94
   Transport - Truck                                                    8.42
                                                                   -------------
TOTAL INVESTMENTS IN SECURITIES                                        86.09%
                                                                   =============

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                     JUNE 30, 2010
SHARES                                                                                   VALUE
---------                                                                           ---------------
            SECURITIES SOLD, NOT YET PURCHASED - 0.53%
            COMMON STOCK - 0.53%
            UNITED STATES - 0.53%
               REGISTERED INVESTMENT COMPANY - 0.53%
   13,302        iShares MSCI Hong Kong Index Fund                                  $      196,471
                                                                                    --------------
            TOTAL UNITED STATES (PROCEEDS $206,015)                                 $      196,471
                                                                                    --------------
            TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $206,015)            $      196,471
                                                                                    ==============

                                                                   JUNE 30, 2010
                                                                   PERCENTAGE OF
SECURITIES SOLD, NOT YET PURCHASED - BY INDUSTRY                   NET ASSETS (%)
------------------------------------------------                  ---------------
   Registered Investment Company                                       0.53
                                                                      -------
   TOTAL SECURITIES SOLD, NOT YET PURCHASED                            0.53%
                                                                      =======

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            SIX MONTHS ENDED
                                                                              JUNE 30, 2010
INVESTMENT INCOME
   Dividends                                                                $        167,463
   Interest                                                                            6,845
                                                                            ----------------
     TOTAL INVESTMENT INCOME                                                         174,308
                                                                            ----------------

EXPENSES
   Administration fees                                                               218,302
   Audit and tax fees                                                                102,975
   Legal fees                                                                         45,621
   Accounting and investor services fees                                              44,042
   Dividends on securities sold, not yet purchased                                    29,757
   Board of Managers' fees and expenses                                               29,505
   Printing expense                                                                   18,348
   Custody fees                                                                       17,852
   Prime broker fees                                                                  15,029
   Registration expense                                                                5,050
   Interest expense                                                                        7
   Miscellaneous                                                                       8,927
                                                                            ----------------
     TOTAL EXPENSES                                                                  535,415
                                                                            ----------------

       NET INVESTMENT LOSS                                                         (361,107)
                                                                            ----------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
   Net realized gain on investments in securities                                  4,985,185
   Net realized gain on purchased options                                             20,814
   Net realized gain on securities sold, not yet purchased                           115,655
   Net realized gain on written options                                               64,410
                                                                            ----------------
     NET REALIZED GAIN ON INVESTMENTS                                              5,186,064
                                                                            ----------------

NET CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS                              (4,625,703)
                                                                            ----------------

   NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS                            560,361
                                                                            ----------------

   NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS               $        199,254
                                                                            ================

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     SPECIAL
                                                                    ADVISORY
                                                                      MEMBER         MEMBERS            TOTAL
                                                                   -----------   ---------------   ---------------
MEMBERS' CAPITAL, DECEMBER 31, 2008                                $        --   $    41,875,289   $    41,875,289
                                                                   ===========   ===============   ===============

FROM INVESTMENT ACTIVITIES
   Net investment loss                                             $        --   $      (998,842)  $      (998,842)
   Net realized gain on investments                                         --         2,130,953         2,130,953
   Net change in unrealized gain/(loss) on investments                      --         4,317,361         4,317,361
   Incentive allocation                                                 92,887           (92,887)               --
                                                                   -----------   ---------------   ---------------
   NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS           92,887         5,356,585         5,449,472
                                                                   -----------   ---------------   ---------------

MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                    --         8,446,025         8,446,025
   Capital withdrawals                                                 (92,887)      (12,400,000)      (12,492,887)
                                                                   -----------   ---------------   ---------------
   NET DECREASE IN MEMBERS' CAPITAL RESULTING FROM CAPITAL
     TRANSACTIONS                                                      (92,887)       (3,953,975)       (4,046,862)
                                                                   -----------   ---------------   ---------------
   MEMBERS' CAPITAL, DECEMBER 31, 2009                             $        --   $    43,277,899   $    43,277,899
                                                                   ===========   ===============   ===============

FROM INVESTMENT ACTIVITIES
   Net investment loss                                             $        --   $      (361,107)  $      (361,107)
   Net realized gain on investments                                         --         5,186,064         5,186,064
   Net change in unrealized gain/(loss) on investments                                (4,625,703)       (4,625,703)
   Incentive allocation                                                  5,061            (5,061)               --
                                                                   -----------   ---------------   ---------------
   NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS            5,061           194,193           199,254
                                                                   -----------   ---------------   ---------------

MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                    --         1,233,826         1,233,826
   Capital withdrawals                                                  (5,061)       (7,840,057)       (7,845,118)
                                                                   -----------   ---------------   ---------------
   NET DECREASE IN MEMBERS' CAPITAL RESULTING FROM CAPITAL
     TRANSACTIONS                                                       (5,061)       (6,606,231)       (6,611,292)
                                                                   -----------   ---------------   ---------------
MEMBERS' CAPITAL, JUNE 30, 2010                                    $        --   $    36,865,861   $    36,865,861
                                                                   ===========   ===============   ===============

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Advantage Advisers Augusta Fund, L.L.C. (the "Company") was organized under the Delaware Revised Uniform Limited Partnership Act on May 30, 1996. Effective May 9, 2003 pursuant to the approval of its Limited Partners, the Company was converted to a Delaware limited liability company. At such time, the general partner's interest was converted to a member interest and a Special Advisory Account was established for the investment adviser. The Company is registered under the Investment Company Act of 1940, as amended (the "Act"), as a closed-end, non-diversified management investment company. The Company's term is perpetual, unless the Company is otherwise terminated under the terms of its Limited Liability Company Agreement dated as of June 3, 2003.

      The Company's investment objective is to achieve capital appreciation. It pursues this objective by investing in corporate equity and debt securities, using a value- and growth-based approach to security selection. The Company invests principally in equity securities of publicly-traded U.S. companies, including common stocks and other securities having equity characteristics, such as convertible bonds, convertible preferred stocks and stock options. The Company also may invest in corporate or government bonds and various types of derivatives securities, including futures, forwards, index options and warrants. It also may invest in equity and debt securities, bonds and other fixed-income securities of foreign issuers.

      Responsibility for the overall management and supervision of the operations of the Company is vested in the Board of Managers of the Company (the "Board of Managers"). There are six members of the Board of Managers, one of whom is considered an "interested person" under the Act. Since September 1, 2004, the Company's investment adviser has been Advantage Advisers Management, L.L.C., a Delaware limited liability company (the "Adviser"). The Adviser is a subsidiary of Oppenheimer Asset Management Inc. ("OAM") and an affiliate of Oppenheimer & Co. Inc. ("Oppenheimer"). The Adviser is responsible for managing the Company's investment activities pursuant to an investment advisory agreement dated December 8, 2004 (the "New Advisory Agreement"). OAM is the managing member of the Adviser, and Eden Capital Management Partners L.P. ("ECM") is a non-managing member of the Adviser. Investment professionals employed by ECM manage the Company's investment portfolio on behalf of and under the supervision of the Adviser.

      The acceptance of initial and additional capital contributions from Members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in its discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from Members once each year effective as of the end of each such year.

      Generally, except as provided under applicable law, a Member shall not be liable for the Company's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member's share of undistributed profits and assets.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES

      The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as "authoritative guidance") requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

      In June 2009, the Financial Accounting Standards Board (FASB) issued THE FASB ACCOUNTING STANDARDS CODIFICATION AND THE HIERARCHY OF GENERALLY ACCEPTED PRINCIPLES. The standard identifies the FASB Accounting Standards Codification as the single source of authoritative U.S. accounting and reporting standards applicable for all non-governmental entities, with the exception of guidance issued by the SEC and its staff. It is effective for financial statements issued for interim and fiscal years ending on or after September 15, 2009. The Company is in conformity with this standard.

      The following is a summary of the Company's accounting policies:

      A.    REVENUE RECOGNITION

      Securities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividend income and expenses are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

      B.    PORTFOLIO VALUATION

      The Company's securities are valued at fair value in accordance with policies adopted by the Board of Managers, which are summarized below.

      (i) Domestic exchange traded securities (other than options and those securities traded on the NASDAQ) shall be valued:

            (1) at their last composite sale price as reported on the exchanges where those securities are traded; or

            (2) if no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid price for securities held long, or their composite asked price for securities sold, not yet purchased, as reported by those exchanges.

      (ii)  Securities traded on NASDAQ shall be valued:

            (1) at the NASDAQ Official Closing Price ("NOCP") (which is the last trade price at or before 4:00 PM (Eastern Time) adjusted up to NASDAQ's best offer price if the last traded price is below such bid and down to NASDAQ's best offer price if the last trade is above such offer price); or

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      B.    PORTFOLIO VALUATION (CONTINUED)

            (2) if no NOCP is available at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

            (3)   if no sale is shown on NASDAQ at the bid price; or

            (4) if no sale is shown and no bid price is available, the price will be deemed "stale" and the value will be determined in accordance with the fair valuation procedures set forth herein.

      Securities traded on a foreign securities exchange are valued at their last sale price on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid price (in the case of securities held long) or asked price (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options are valued using last sales price as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, purchased and written options are valued at their bid or ask price, respectively as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid price respectively (or asked price in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, the fair value of the securities and other assets are determined in good faith by, or under the supervision of, the Board of Managers.

      Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service, which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

      The Company may enter into transactions in financial futures, foreign exchange options and foreign currency forward contracts that are used for hedging and non-hedging purposes. These contracts are valued at fair value with the resulting gains and losses included in realized gain on investments in the Statement of Operations. Futures and forward contracts and options thereon, which are traded on commodities exchanges, are valued at their settlement value as of the close of such exchanges. The Company did not hold any financial futures, foreign exchange options or foreign currency forward contracts at June 30, 2010.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      B.    PORTFOLIO VALUATION (CONTINUED)

            All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities are fair valued as determined in good faith by, or under the supervision of, the Board of Managers.

            Foreign-denominated assets may involve more risks than domestic transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

            The determination of fair value shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of the Adviser with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by the Adviser and the valuation method used by the Adviser with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security or other investment.

            The fair value of the Company's assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

            During the six months ended, June 30, 2010, the Company followed authoritative guidance for fair value measurement. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value.

            Various inputs are used in determining the value of the Company's investments. These inputs are summarized in the three broad levels listed below.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      B.    PORTFOLIO VALUATION (CONTINUED)

      Level 1 -- observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

      Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).

      Level 3 -- significant unobservable inputs (including the Company's own assumptions in determining the fair value of investments).

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

      Additional information on the investments can be found in the Schedule of Portfolio Investments and the Schedule of Securities Sold, Not Yet Purchased.

      The following is a summary of the inputs used, as of June 30, 2010, in valuing the Company's investments at fair value:

                                                        INVESTMENTS     SECURITIES SOLD,
      VALUATION INPUTS                                 IN SECURITIES   NOT YET PURCHASED
      ----------------                                 -------------   -----------------
      Level 1--Quoted Prices Common Stock              $  31,739,080   $        (196,471)
      Level 2--Other Significant Observable Inputs                --                  --
      Level 3--Other Significant Unobservable Inputs              --                  --
                                                       -------------   -----------------
      Total                                            $  31,739,080   $        (196,471)
                                                       =============   =================

      C.    CASH AND CASH EQUIVALENTS

      The Company treats all highly-liquid financial instruments that mature within three months from the time of purchase as cash equivalents. At June 30, 2010, $1,508,480 in cash equivalents was held at PNC Bank in a money market account.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      D.    INCOME TAXES

      The Company  reclassified  $998,842 and $2,130,953  from  accumulated  net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions during the year ended December 31, 2009. This reclassification is a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable loss and net realized gain on investments that have been allocated to the Company's Members and had no effect on net assets.

      In accordance with authoritative guidance, the Adviser has analyzed the Company's tax position for all open tax years (tax years ended December 31, 2006-2009), and has concluded that no provision for income tax is required in the Company's financial statements. The Company recognizes interest and penalties, related to country tax expense within the Statement of Operations. During the period, the Company did not record any interest or penalties.

      Each member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

3.    ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

      Oppenheimer provides certain management and administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

      During the six months ended June 30, 2010, Oppenheimer earned $16,078 in brokerage commissions from portfolio transactions executed on behalf of the Company.

      Net profits or net losses of the Company for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members (except the Special Advisory Member) as of the last day of each fiscal period in accordance with Members' respective investment percentages for the fiscal period. The Adviser, in its capacity as the Special Advisory Member of the Company, is entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation is credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the six months ended June 30, 2010, an Incentive Allocation of $5,061 was credited to the Special Advisory Member's capital account and was included in withdrawals payable at June 30, 2010, in the Statement of Assets, Liabilities and Members' Capital.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

3.    ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

      At June 30, 2010, the Adviser had an investment in the Company amounting to $312,973, and is included in Members' Capital.

      Each member of the Board of Managers (each a "Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $6,000 plus a fee for each meeting attended. The Lead Independent Manager and the Chair of the Audit Committee receive a supplemental retainer of $3,000 and $1,500 per annum, respectively. Managers who are "interested persons" do not receive any annual or other fee from the Company. Managers who are not "interested persons" are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

      PFPC Trust Company (the "Custodian") serves as custodian of the Company's assets.

      PNC Global Investment Servicing Inc., (now known as BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon")), serves as accounting and investor services agent to the Company and in that capacity provides certain accounting, recordkeeping and investor related services. The Company pays BNY Mellon an administration fee based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

      Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. For the six months ended June 30, 2010, sales commissions earned by Oppenheimer amounted to $7,200.

4.    INDEMNIFICATIONS

      The Company has entered into several contracts that contain routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

5.    SECURITIES TRANSACTIONS

      Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010, amounted to $64,641,439 and $68,589,326, respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the six months ended June 30, 2010, amounted to $15,140,075 and $13,502,710, respectively.

      At December 31, 2009, the aggregate cost for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $32,547,704, and $1,976,787.

      For Federal income tax purposes, at December 31, 2009, accumulated net unrealized gain on portfolio investments and securities sold, not yet purchased, was $2,742,669, consisting of $3,534,589 gross unrealized gain and $791,920 gross unrealized loss.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

5.    SECURITIES TRANSACTIONS (CONTINUED)

      Due from broker primarily represents proceeds from securities sold, not yet purchased, net of premiums from written options, and excess cash, held at the prime broker as of June 30, 2010 and is used as collateral for securities sold, not yet purchased.

6.    SHORT-TERM BORROWINGS

      The Company has the ability to trade on margin and borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of and for the six months ended June 30, 2010, the Company had no outstanding margin borrowings.

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

      In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and sales of securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

      The Company maintains cash in bank deposit accounts which, at times, may exceed Federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

      The Company may enter into forward contracts for the purchase or sale of a specific security or commodity at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The Company may also purchase and sell forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable contract price and any resulting unrealized gains or losses are recorded in the Company's financial statements. The Company records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the contract. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the security or commodity.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

      The Company's foreign exchange trading activities involve the purchase and sale (writing) of foreign exchange options having various maturity dates. The Company may seek to limit its exposure to foreign exchange rate movements by hedging such option positions with foreign exchange positions in spot currency, futures and forward contracts. Using financial futures contracts involves various market risks. The maximum amount of risk from the purchase of a futures contract is the contract value. At June 30, 2010, the Company had no foreign spot currency, forward contracts, futures or foreign exchange options outstanding.

      Securities sold, not yet purchased represents obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk, as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. Primarily all investments in securities sold, not yet purchased and due from broker are positions with, and amounts due from, the prime broker, Morgan Stanley. Accordingly, the Company has a concentration of individual counterparty credit risk with the prime broker. The Company pledges securities in an account at PFPC Trust Company, for the benefit of the prime broker, to meet the margin requirement as determined by the prime broker.

      The Company may write (sell) put and call options on securities or derivative instruments in order to gain exposure to or protect against changes in the markets.

      The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities. The average quarterly market value of purchased options was $7,568 during the six months ended June 30, 2010, which is indicative of the volume of activity of purchased options.

      When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security, index or currency underlying the written option. Exercise of a written option by the counterparty could result in the Company selling or buying a security or currency at a price different from the current market value.

      The Company follows authoritative guidance on disclosures about derivative instruments and hedging activities. Authoritative guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All accounting policies and disclosures have been made in accordance with authoritative

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

      guidance and are incorporated for the current period as part of the disclosures within this Note. The realized gain/(loss) on purchased options and written options is reflected on the Statement of Operations within these financial statements. There was no net change in unrealized gain/(loss) on the purchased options. Option contracts serve as components of the Company's investment strategies and are utilized to structure investments to enhance the performance of the Company as well as for speculative purposes and other independent profit opportunities.

      During the six months ended June 30, 2010, transactions in written options were as follows:

                                                              CALL OPTIONS               PUT OPTIONS
                                                        ------------------------   ----------------------
                                                           NUMBER                     NUMBER
                                                        OF CONTRACTS    PREMIUM    OF CONTRACTS   PREMIUM
                                                        ------------   ---------   ------------   -------
      Beginning Balance                                           --   $      --             --   $    --
      Options purchased                                          452      78,492             --        --
      Options closed                                            (452)    (78,492)            --        --
      Options expired                                             --          --             --        --
      Options exercised                                           --          --             --        --
      Options split                                               --          --             --        --
                                                        ------------   ---------   ------------   -------
      Written options outstanding as of June 30, 2010             --   $      --             --   $    --
                                                        ------------   ---------   ------------   -------

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

8.    FINANCIAL HIGHLIGHTS

      The following represents the ratios to average net assets and other supplemental information for each period end indicated:

                                                                                          YEAR ENDED
                                                         ---------------------------------------------------------------------------
                                  SIX MONTHS ENDED       DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                    JUNE 30, 2010            2009            2008           2007           2006           2005
                                  ----------------       ------------    ------------   ------------   ------------   --------------
Net assets, end of period (000s)  $         36,866       $     43,278    $     41,875   $     61,593   $     85,544   $     78,005
Ratio of net investment loss to
   average net assets**                      (1.67%)***         (2.00%)         (1.75%)        (0.41%)        (0.02%)        (0.39%)
Ratio of expenses to average net
   assets**                                   2.47%***           2.99%           3.72%          2.68%          2.17%          2.32%
Ratio of incentive allocation to
   average net assets                         0.02%***           0.19%           0.00%          1.86%          2.03%          0.20%
Total return-gross*                          (1.76%)            11.88%         (26.25%)         9.26%         13.74%          7.98%
Total return-net*                            (1.76%)             9.50%         (26.25%)         7.41%         10.99%          6.38%
Portfolio turnover                             165%               914%            824%           495%           272%           160%

  * Total return assumes a purchase of an interest in the Company on the first day of the period and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any, and does not include any applicable sales charges imposed by the placement agent.

 ** Ratios do not reflect the effects of incentive allocation to the Special Advisory Member, if any.

***   Annualized.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2010 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

9.    SUBSEQUENT EVENTS

      Management has evaluated the impact of all subsequent events on the Company through August 19, 2010, the date the financial statements were issued. Management has determined that there are no material events that would require additional disclosure in the Company's financial statements through this date except as disclosed below.

      The Company received initial and additional contributions from members of $649,937.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

I.    PROXY VOTING

      A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission's ("SEC"'s) website at http://www.sec.gov.

      Information regarding how the Company voted proxies relating to portfolio securities during the period from June 30, 2006 through June 30, 2010 is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC's website at http://www.sec.gov.

II.   PORTFOLIO HOLDINGS

      The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the SEC's website at
      http://www.sec.gov  and may be  reviewed  and  copied at the SEC's  Public
      Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

III.  APPROVAL OF INVESTMENT ADVISORY AGREEMENT

      At a meeting held on March 24, 2010, the Board of Managers of the Company (the "Board") completed its annual consideration of, and approved the renewal of, the Company's investment advisory agreement with the Adviser.

      In approving the renewal of the investment advisory agreement, the Board, including each of the Independent Managers, reviewed various written materials provided by the Adviser at the request of the Board and assessed: (i) the nature, extent and quality of the services provided to the Company; (ii) the investment performance of the Company relative to other comparable funds; (iii) advisory fees and other fees and expenses of the Company (including fee information for comparable funds) and the profitability of the Adviser; (iv) the extent to which economies of scale would be realized as the Company's assets under management increase; and
      (v) whether advisory fee levels reflect any such economies of scale for the benefit of investors. The Board also approved the renewal of the administrative services agreement between the Company and Oppenheimer, an affiliate of the Adviser, which provides certain administrative services to the Company.

      In considering the nature, extent and quality of services that the Adviser provides to the Company, the Board reviewed presentations from management relating to staffing, management and the organizational structure of the various departments of Oppenheimer providing services to the Company. The Board also reviewed with management the investment management, compliance, regulatory, risk management,

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

      administration, accounting, infrastructure and investor services provided by the Adviser and Oppenheimer and reviewed the costs associated with providing these services.

      The Independent Managers had, over the previous twelve months, also considered various matters, including: Oppenheimer's commitment to the advisory business, including the alternative investment advisory business, and its platform of proprietary products; the research and portfolio management capabilities of the personnel responsible for managing the Company's assets; the appropriateness of the Adviser's staffing levels and the commitment of resources to fund accounting and administration, shareholder services and regulatory compliance; the Adviser's oversight of third party service providers; the Company's investment performance and the profitability of the Adviser attributable to providing services to the Company, among other matters.

      Based on its review, the Board concluded that the Company benefits from the services provided by the Adviser, including research and portfolio management services and also benefits from the administrative services and compliance infrastructure provided by the Adviser and Oppenheimer. The Board noted its overall satisfaction with the nature, extent and quality of services provided by the Adviser and concluded that the Company was receiving the services required from the Adviser under its agreement with the Company, and that these services were of appropriate quality.

      The Board also reviewed materials relating to the Company's investment performance on a quarterly basis. The Board also considered the Company's historical investment performance, including a comparison of such performance to the performance of similar funds and relevant indices. The consensus of the Board was that during the past year the investment performance of the Company was competitive with its peers. The indirect benefits received by the Adviser and its affiliates attributable to its relationships to the Company also were considered.

      The Board also considered the advisory fees and current and historical expense ratios of the Company for the services provided by the Adviser and Oppenheimer under the investment advisory agreement and administrative services agreement, respectively. The Independent Managers concluded that the fees paid to Oppenheimer and the Adviser were reasonable and appropriate and were within industry norms, based on the comparisons to similar funds. In particular, a fee comparison showed that the fees charged -- a 1.0% management fee and a 20% incentive allocation -- were at the mid-to-lower end of fees charged for similar products. In this regard, the Board reviewed a comparison of the Company's fees to those of comparable registered funds, and concluded that the Company's fees are similar to those of the other funds. The Board also considered revenues received by the Adviser and Oppenheimer from the Company, including management fees, incentive allocations and investment income, as well as data regarding the Adviser's financial condition, compensation and profitability, including related direct and indirect operating expenses relating to the Company, payments made to registered representatives of Oppenheimer for services they provide to investors and marketing and sales expenses. The Board noted that registered representatives of Oppenheimer continue to be paid out of Oppenheimer's resources for providing various investor services. The Board noted that the Adviser had not realized significant

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SUPPLEMENTAL INFORMATION (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

      profits during the previous year from its relationship with the Company but continues to be willing to manage the Company. The Adviser reviewed with the Board the methodology used to estimate the costs and profits of the Adviser, as set forth in the profitability materials provided by management. It also considered the indirect benefits received by the Adviser and its affiliates attributable to their relationships to the Company.

      Based on its review of information relating to the Company's fees and expenses and the profitability of the Adviser and its affiliates, the Board concluded that the Company's fees under the investment advisory agreement and administrative services agreement bear a reasonable relationship to the services provided by the Adviser and Oppenheimer.

      With respect to whether the Company benefits from economies of scale in costs associated with services provided to the Company, the Board concluded that economies of scale are not being realized at the current asset levels.

      Based on the considerations described above, the following conclusions and determinations were made by the Board, including all of the Independent
      Managers:

            1. the nature, extent and quality of the services provided by the Adviser were adequate and appropriate;

            2. the fees paid to the Adviser and Oppenheimer are reasonable and appropriate in light of both comparative fee information and benefits to be derived by the Adviser and Oppenheimer from their relationships with the Company;

            3. the Adviser's fees are reasonable in light of the advisory fees charged by the Adviser (and other affiliates) and other unaffiliated investment advisers to similar investment vehicles receiving similar services and in light of the fact that, absent any performance allocation, the expenses associated with providing services to the Company had exceeded in the past, and may exceed in the future, the fees payable by the Company;

            4. in light of a generally steady level of Company assets over the past several years, economies of scale are not being realized by the Adviser or Oppenheimer at current asset levels; and

            5. the approval of the renewal of the Company's investment advisory agreement and administrative services agreement for an additional annual period is in the best interests of the Company and its Members.

ITEM 2.  CODE OF ETHICS.

Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1)  Not applicable.

      (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3)  Not applicable.

      (b)     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                Advantage Advisers Augusta Fund, L.L.C.
             ------------------------------------------------------------

By (Signature and Title)*    /s/ Bryan McKigney
                          -----------------------------------------------
                             Bryan McKigney, Principal Executive Officer
                             (principal executive officer)

Date           August 31, 2010
     --------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Bryan McKigney
                          -----------------------------------------------
                             Bryan McKigney, Principal Executive Officer
                             (principal executive officer)

Date          August 31, 2010
     --------------------------------------------------------------------

By (Signature and Title)*    /s/ Vineet Bhalla
                          -----------------------------------------------
                             Vineet Bhalla, Chief Financial Officer
                             (principal financial officer)

Date          August 31, 2010
     --------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.